T. ROWE PRICE Global Multi-Sector Bond Fund
August 31, 2022 (Unaudited)
1
Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 5.0%
Car Loan 1.0%
AmeriCredit Automobile Receivables Trust
Series 2018-1, Class D
3.82%, 3/18/24  1,265 1,265
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class D
1.49%, 9/18/26  1,980 1,861
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class D
3.34%, 8/20/26 (1) 5,000 4,415
Exeter Automobile Receivables Trust
Series 2022-2A, Class D
4.56%, 7/17/28  3,780 3,602
Ford Credit Floorplan Master Owner Trust
Series 2020-2, Class C
1.87%, 9/15/27  2,500 2,271
Santander Consumer Auto Receivables Trust
Series 2020-BA, Class D
2.14%, 12/15/26 (1) 2,010 1,920
15,334
Other Asset-Backed Securities 3.7%
522 Funding
Series 2019-5A, Class BR, CLO, FRN
3M TSFR + 1.85%, 4.178%, 4/15/35 (1) 2,805 2,661
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/5/49 (1) 4,361 4,188
Benefit Street Partners IV
Series 2014-IVA, Class A2AR, CLO, FRN
3M USD LIBOR + 1.55%, 4.26%, 1/20/32 (1) 5,885 5,647
Benefit Street Partners XI
Series 2017-11A, Class A2R, CLO, FRN
3M USD LIBOR + 1.50%, 4.012%, 4/15/29 (1) 6,995 6,811
CBAM
Series 2019-9A, Class A, CLO, FRN
3M USD LIBOR + 1.28%, 3.792%, 2/12/30 (1) 1,998 1,989
Cologix Canadian Issuer
Series 2022-1CAN, Class A2
4.94%, 1/25/52 (CAD) (1) 3,940 2,783
Driven Brands Funding
Series 2018-1A, Class A2
4.739%, 4/20/48 (1) 3,524 3,392
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 1,872 1,688
T. ROWE PRICE Global Multi-Sector Bond Fund

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Flexential Issuer
Series 2021-1A, Class A2
3.25%, 11/27/51 (1) 5,310 4,846
FOCUS Brands Funding
Series 2018-1, Class A2
5.184%, 10/30/48 (1) 2,180 2,057
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 1,212 1,079
Hilton Grand Vacations Trust
Series 2017-AA, Class B
2.96%, 12/26/28 (1) 70 68
HPS Loan Management
Series 11A-17, Class CR, CLO, FRN
3M USD LIBOR + 1.95%, 4.813%, 5/6/30 (1) 7,190 6,795
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 3.618%, 10/15/32 (1) 2,385 2,338
MVW
Series 2020-1A, Class C
4.21%, 10/20/37 (1) 484 455
MVW Owner Trust
Series 2017-1A, Class B
2.75%, 12/20/34 (1) 39 38
MVW Owner Trust
Series 2017-1A, Class C
2.99%, 12/20/34 (1) 47 46
NYACK Park
Series 2021-1A, Class D, CLO, FRN
3M USD LIBOR + 2.80%, 5.51%, 10/20/34 (1) 3,135 2,875
Palmer Square
Series 2021-2A, Class D, CLO, FRN
3M USD LIBOR + 2.90%, 5.412%, 7/15/34 (1) 2,030 1,883
Symphony XX
Series 2018-20A, Class CR, CLO, FRN
3M USD LIBOR + 2.35%, 5.09%, 1/16/32 (1) 1,535 1,485
Wendy's Funding
Series 2022-1A, Class A2II
4.535%, 3/15/52 (1) 3,060 2,862
55,986
Student Loan 0.3%
Navient Private Education Loan Trust
Series 2017-A, Class B
3.91%, 12/16/58 (1) 805 757
Navient Private Education Refi Loan Trust
Series 2020-BA, Class B
2.77%, 1/15/69 (1) 2,365 2,074

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Navient Private Education Refi Loan Trust
Series 2020-DA, Class B
3.33%, 5/15/69 (1) 2,005 1,793
4,624
Total Asset-Backed Securities
(Cost $80,772) 75,944
BANK LOANS 4.2% (2)
CORPORATES 0.1%
Brokerage Assetmanagers Exchanges 0.0%
Citadel Securities, FRN
1M TSFR + 3.000%, 2/2/28 (3) 640 628
628
Pharmaceuticals 0.1%
Perrigo Investments, FRN
1M TSFR + 2.500%, 4.907%, 4/20/29 (4) 1,785 1,767
1,767
Total Corporates 2,395
FINANCIAL INSTITUTIONS 0.1%
Financial Other 0.1%
Nexus Buyer, FRN
1M USD LIBOR + 6.250%, 8.63%, 11/5/29  940 887
Total Financial Institutions 887
INDUSTRIAL 4.0%
Capital Goods 0.6%
CP Iris Holdco I, FRN
1M USD LIBOR + 7.000%, 9.524%, 10/1/29 (4) 1,830 1,720
Engineered Machinery Holdings, FRN
1M USD LIBOR + 6.500%, 8.75%, 5/21/29  430 410
Engineered Machinery Holdings, FRN
3M USD LIBOR + 6.000%, 8.25%, 5/21/29  2,584 2,464
Summit Materials, FRN
3M USD LIBOR + 2.000%, 4.524%, 11/21/24  3,960 3,936
8,530
Communications 0.7%
Charter Communications Operating, FRN
1M USD LIBOR + 1.750%, 4.28%, 2/1/27  4,838 4,683
Level 3 Financing, FRN
1M USD LIBOR + 1.750%, 4.274%, 3/1/27  2,614 2,492
Nexstar Media, FRN
1M USD LIBOR + 2.500%, 5.024%, 9/18/26  2,828 2,802
9,977

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Consumer Cyclical 1.2%
KFC Holding, FRN
1M USD LIBOR + 1.750%, 4.127%, 3/15/28  4,084 4,051
Shutterfly, FRN
1M USD LIBOR + 5.000%, 7.25%, 9/25/26  1,632 1,229
Tacala Investment, FRN
1M USD LIBOR + 3.500%, 6.024%, 2/5/27  4,109 3,932
Tacala Investment, FRN
1M USD LIBOR + 7.500%, 10.024%, 2/4/28  455 427
Tenneco, FRN
3M USD LIBOR + 3.000%, 5.524%, 10/1/25  3,636 3,587
Woof Holdings, FRN
1M USD LIBOR + 3.750%, 5.813%, 12/21/27  2,261 2,194
Woof Holdings, FRN
1M USD LIBOR + 7.250%, 9.313%, 12/21/28  2,445 2,347
17,767
Consumer Non-Cyclical 0.6%
ADMI, FRN
1M USD LIBOR + 3.750%, 6.274%, 12/23/27  1,710 1,596
Naked Juice, FRN
1M TSFR + 6.100%, 8.154%, 1/20/30  1,675 1,530
PetVet Care Centers, FRN
1M USD LIBOR + 3.500%, 6.024%, 2/14/25  7,057 6,821
9,947
Technology 0.8%
Ascend Learning, FRN
1M USD LIBOR + 5.750%, 8.274%, 12/10/29  2,635 2,361
CoreLogic, FRN
1M USD LIBOR + 6.500%, 9.063%, 6/4/29  1,195 945
Entegris, FRN
1M TSFR + 3.000%, 5.597%, 3/2/29  1,900 1,894
Loyalty Ventures, FRN
1M USD LIBOR + 4.500%, 7.024%, 11/3/27  948 685
RealPage, FRN
1M USD LIBOR + 6.500%, 9.024%, 4/23/29  995 967
UKG, FRN
1M USD LIBOR + 3.250%, 5.535%, 5/4/26  5,339 5,164
12,016
Transportation 0.1%
Air Canada, FRN
1M USD LIBOR + 3.500%, 6.421%, 8/11/28  2,290 2,210
2,210
Total Industrial 60,447
Total Bank Loans
(Cost $66,710) 63,729

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
COMMON STOCKS 0.0%
INDUSTRIAL 0.0%
Industrial Other 0.0%
Mriya Farming (GBP) (4)(5) 1 —
Mriya Farming, Recovery Certificates (EUR) (4)(5) 128 1
Total Industrial 1
Total Common Stocks
(Cost $–) 1
CONVERTIBLE BONDS 0.2%
INDUSTRIAL 0.2%
Communications 0.1%
Sea, 0.25%, 9/15/26  1,800 1,320
1,320
Consumer Cyclical 0.1%
MercadoLibre, 2.00%, 8/15/28  720 1,474
1,474
Total Industrial 2,794
Total Convertible Bonds
(Cost $3,068) 2,794
CORPORATE BONDS 13.7%
FINANCIAL INSTITUTIONS 5.5%
Banking 3.0%
Banco Comercial Portugues, VR, 4.50%, 12/7/27 (EUR) (6)(7) 2,200 1,967
Banco de Bogota, 4.375%, 8/3/27  2,325 2,162
Banco de Bogota, 4.375%, 8/3/27 (1) 1,000 930
Banco de Credito del Peru, VR, 3.25%, 9/30/31 (1)(7) 4,400 3,920
Bangkok Bank, VR, 3.733%, 9/25/34 (7) 4,120 3,579
Bank of America, VR, 2.299%, 7/21/32 (7) 4,225 3,386
Bank of America, VR, 2.687%, 4/22/32 (7) 3,895 3,251
Barclays, VR, 2.279%, 11/24/27 (7) 4,575 4,007
BNP Paribas, VR, 2.591%, 1/20/28 (1)(7) 4,215 3,746
Capital One Financial, 3.80%, 1/31/28  3,400 3,226
Capital One Financial, VR, 3.273%, 3/1/30 (7) 3,330 2,929
JPMorgan Chase, VR, 2.963%, 1/25/33 (7) 5,715 4,844
Standard Chartered, VR, 2.819%, 1/30/26 (1)(7) 7,205 6,780
44,727
Brokerage Assetmanagers Exchanges 0.2%
LSEGA Financing, 2.50%, 4/6/31 (1) 3,565 3,066
3,066

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Finance Companies 0.3%
AerCap Ireland Capital, 3.65%, 7/21/27  1,775 1,617
AerCap Ireland Capital, 4.625%, 10/15/27  4,125 3,900
5,517
Financial Other 0.8%
Country Garden Holdings, 4.80%, 8/6/30 (6) 7,075 3,184
Dar Al-Arkan Sukuk, 6.875%, 3/21/23  3,932 3,935
Kaisa Group Holdings, 11.25%, 4/9/23 (5)(8) 5,000 575
MAF Global Securities, VR, 6.375% (7)(9) 4,100 3,951
11,645
Insurance 1.0%
Berkshire Hathaway Finance, 1.50%, 3/18/30 (EUR)  4,977 4,430
Humana, 1.35%, 2/3/27  6,650 5,819
UnitedHealth Group, 4.00%, 5/15/29  1,680 1,656
UnitedHealth Group, 4.20%, 5/15/32 (6) 3,250 3,231
15,136
Real Estate Investment Trusts 0.2%
Brixmor Operating Partnership, 4.125%, 6/15/26  3,200 3,102
3,102
Total Financial Institutions 83,193
INDUSTRIAL 7.2%
Basic Industry 0.8%
ABJA Investment, 5.95%, 7/31/24 (6) 3,850 3,909
GCM Mining, 6.875%, 8/9/26 (1) 4,455 3,526
South32 Treasury, 4.35%, 4/14/32 (1) 1,845 1,671
Westlake, 1.625%, 7/17/29 (EUR)  3,000 2,410
11,516
Capital Goods 0.1%
Madison IAQ, 4.125%, 6/30/28 (1) 1,150 986
986
Communications 2.2%
Altice Financing, 5.00%, 1/15/28 (1) 2,580 2,093
Altice Financing, 5.75%, 8/15/29 (1) 2,715 2,199
Axian Telecom, 7.375%, 2/16/27  1,950 1,815
Axian Telecom, 7.375%, 2/16/27 (1) 1,490 1,387
Globo Comunicacao e Participacoes, 5.50%, 1/14/32 (1) 4,600 3,765
LCPR Senior Secured Financing, 6.75%, 10/15/27 (1) 3,321 3,122
Rogers Communications, 3.20%, 3/15/27 (1) 6,825 6,486
Tower Bersama Infrastructure, 2.75%, 1/20/26  3,380 3,110
VTR Comunicaciones, 4.375%, 4/15/29 (1) 7,800 4,895
Walt Disney, 2.65%, 1/13/31  4,550 4,014
32,886
Consumer Cyclical 0.8%
Jaguar Land Rover Automotive, 5.875%, 1/15/28 (1) 2,505 1,879
Metalsa, 3.75%, 5/4/31 (1) 6,330 4,766

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Rivian Holdings, FRN, 6M USD LIBOR + 5.625%, 7.177%, 10/15/26 (1) 2,630 2,433
Vivo Energy Investments, 5.125%, 9/24/27 (1) 4,095 3,845
12,923
Consumer Non-Cyclical 1.2%
AbbVie, 4.25%, 11/21/49  3,580 3,155
Agrosuper, 4.60%, 1/20/32  5,360 4,558
BellRing Brands, 7.00%, 3/15/30 (1) 1,140 1,083
Cano Health, 6.25%, 10/1/28 (1) 1,815 1,627
CSL Finance, 4.25%, 4/27/32 (1) 4,185 4,077
Teva Pharmaceutical Finance Netherlands III, 6.00%, 4/15/24  1,690 1,656
Teva Pharmaceutical Finance Netherlands III, 7.125%, 1/31/25  1,400 1,386
17,542
Energy 0.5%
Aker, 2.00%, 7/15/26 (1) 4,705 4,205
Leviathan Bond, 6.125%, 6/30/25 (1) 4,025 3,945
8,150
Industrial Other 0.2%
Howard University, Series 21A, 4.756%, 10/1/51  1,505 1,473
Waste Connections, 4.20%, 1/15/33  2,085 2,002
3,475
Technology 0.6%
Moody's, 4.25%, 8/8/32  1,685 1,633
Visa, 2.00%, 6/15/29 (EUR) (6) 7,711 7,425
9,058
Transportation 0.8%
Autostrade per l'Italia, 2.00%, 12/4/28 (EUR)  5,340 4,460
Fraport Frankfurt Airport Services Worldwide, 1.875%, 3/31/28 (EUR)  4,455 3,910
Transurban Finance, 2.45%, 3/16/31 (1) 4,900 3,994
12,364
Total Industrial 108,900
UTILITY 1.0%
Electric 0.7%
AES Andes, VR, 7.125%, 3/26/79 (1)(7) 3,125 2,961
Exelon, 4.05%, 4/15/30  5,050 4,863
Vistra, VR, 7.00% (1)(7)(9) 1,220 1,135
Vistra, VR, 8.00% (1)(7)(9) 785 753
9,712
Utility Other 0.3%
Manila Water, 4.375%, 7/30/30  4,800 4,302
4,302
Total Utility 14,014
Total Corporate Bonds
(Cost $241,201) 206,107

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 39.5%
Owned No Guarantee 7.4%
1MDB Global Investments, 4.40%, 3/9/23  30,000 28,673
Bank Negara Indonesia Persero, 3.75%, 3/30/26  2,400 2,267
China Development Bank, 3.07%, 3/10/30 (CNY)  80,000 11,788
China Development Bank, 3.30%, 3/3/26 (CNY)  100,000 14,925
China Development Bank, 3.43%, 1/14/27 (CNY)  79,000 11,844
China Development Bank, 3.50%, 8/13/26 (CNY)  50,000 7,509
China Development Bank, 3.65%, 5/21/29 (CNY)  40,000 6,101
China Development Bank, 3.66%, 3/1/31 (CNY)  20,000 3,062
China Development Bank, 3.70%, 10/20/30 (CNY)  20,000 3,074
China Development Bank, 4.04%, 7/6/28 (CNY)  40,000 6,215
Landsbankinn, 1.00%, 5/30/23 (EUR)  3,450 3,427
Mexico City Airport Trust, 5.50%, 7/31/47  3,830 2,888
Petroleos de Venezuela, 6.00%, 5/16/24 (5)(8) 770 26
Petroleos de Venezuela, 9.00%, 11/17/21 (5)(8) 510 21
Petroleos de Venezuela, 12.75%, 2/17/22 (5)(8) 15 1
Petroleos Mexicanos, 6.84%, 1/23/30  3,450 2,807
Qatar Energy, 3.125%, 7/12/41 (1) 8,930 7,285
111,913
Sovereign 3.6%
Republic of Albania, 3.50%, 10/9/25 (EUR)  1,500 1,421
Republic of Albania, 3.50%, 10/9/25 (EUR) (1) 1,490 1,411
Republic of Albania, 3.50%, 6/16/27 (EUR) (1) 1,635 1,501
Republic of Albania, 3.50%, 11/23/31 (EUR) (1)(6) 4,345 3,613
Republic of Guatemala, 5.375%, 4/24/32 (1) 1,805 1,738
Republic of Romania, 2.00%, 1/28/32 (EUR)  6,190 4,307
Republic of Romania, 2.00%, 1/28/32 (EUR) (1) 1,045 727
Republic of Romania, 2.124%, 7/16/31 (EUR)  5,667 4,082
Republic of Romania, 3.00%, 2/27/27 (1) 4,280 3,870
Republic of Romania, 3.624%, 5/26/30 (EUR)  5,390 4,520
Republic of Serbia, 1.50%, 6/26/29 (EUR)  14,845 10,757
Republic of Serbia, 1.50%, 6/26/29 (EUR) (1) 1,350 978
Republic of Serbia, 2.05%, 9/23/36 (EUR)  1,655 962
Republic of Serbia, 2.125%, 12/1/30  10,720 7,757
Republic of Serbia, 2.125%, 12/1/30 (1) 941 681
Republic of Suriname, 9.25%, 10/26/26 (5)(8) 6,675 5,427
Republic of Venezuela, 6.00%, 12/9/20 (5)(8) 205 15
Republic of Venezuela, 7.75%, 10/13/19 (5)(8) 400 30
53,797
Treasuries 28.5%
Bonos de la Tesoreria de la Republica, 4.70%, 9/1/30 (CLP) (1) 22,135,000 21,755
Bonos de la Tesoreria de la Republica, 5.00%, 10/1/28 (CLP) (1) 4,175,000 4,240

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Brazil Notas do Tesouro Nacional, Inflation-Indexed, 6.00%, 5/15/25
(BRL)  50,831 9,737
Bundesobligation, 0.96%, 4/16/27 (EUR) (6) 41,333 39,061
Bundesrepublik Deutschland Bundesanleihe, 0.98%, 2/15/32 (EUR) (6) 73,001 63,767
Government of Canada Real Return Bond, Inflation-Indexed, 4.00%,
12/1/31 (CAD)  20,391 19,460
Government of Japan, Inflation-Indexed, 0.005%, 3/10/31 (JPY)  1,471,821 11,308
Government of Japan, Inflation-Indexed, 0.10%, 3/10/25 (JPY)  1,018,220 7,572
Government of Japan, Inflation-Indexed, 0.20%, 3/10/30 (JPY)  480,244 3,788
Government of Malaysia, 3.844%, 4/15/33 (MYR)  9,800 2,139
Government of Malaysia, 4.065%, 6/15/50 (MYR)  60,635 12,477
Government of Malaysia, 4.642%, 11/7/33 (MYR)  19,958 4,653
Government of Singapore, 2.875%, 7/1/29 (SGD)  5,820 4,151
Italy Buoni Poliennali Del Tesoro, 0.95%, 6/1/32 (EUR)  35,770 27,775
Kingdom of Thailand, 2.00%, 12/17/31 (THB)  490,100 12,886
People's Republic of China, 3.01%, 5/13/28 (CNY)  29,000 4,317
People's Republic of China, 3.02%, 10/22/25 (CNY)  10,000 1,486
People's Republic of China, 3.13%, 11/21/29 (CNY)  50,000 7,488
People's Republic of China, 4.00%, 6/24/69 (CNY)  10,000 1,725
Republic of Cyprus, 1.25%, 1/21/40 (EUR)  120 85
Republic of Cyprus, 2.375%, 9/25/28 (EUR)  9,323 9,036
Republic of Cyprus, 2.75%, 2/26/34 (EUR)  917 866
Republic of Cyprus, 2.75%, 5/3/49 (EUR)  3,228 2,733
Republic of Czech, 2.40%, 9/17/25 (CZK)  133,640 5,015
Republic of Czech, 2.75%, 7/23/29 (CZK)  214,620 7,716
Republic of France, 0.75%, 5/25/52 (EUR)  18,558 11,811
Republic of France, 1.47%, 5/25/32 (EUR)  20,326 16,736
Republic of Hungary, 2.25%, 4/20/33 (HUF)  11,053,670 15,718
Republic of Poland Government Bond, 3.75%, 5/25/27 (PLN)  70,123 13,150
Republic of Serbia, 4.50%, 8/20/32 (RSD)  1,470,930 10,066
Republic of Slovenia, 3.125%, 8/7/45 (EUR)  3,700 3,866
State of Israel, 5.50%, 1/31/42 (ILS)  32,249 12,756
Sweden Government Bond, 2.25%, 6/1/32 (SEK)  197,420 19,125
United Kingdom Gilt, 4.25%, 6/7/32 (GBP)  29,650 38,716
United Mexican States, 8.50%, 5/31/29 (MXN)  38,394 1,856
429,036
Total Foreign Government Obligations & Municipalities
(Cost $695,651) 594,746
MUNICIPAL SECURITIES 2.3%
Colorado 0.3%
Colorado HFA, Covenant Living Community, Series B, 3.36%, 12/1/30  3,955 3,648
3,648

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Florida 0.4%
Capital Projects Fin. Auth., Florida Univ. Project, Series A-2, 4.00%,
10/1/24  6,775 6,540
6,540
Illinois 0.2%
Illinois, Build America, Series 4, GO, 7.10%, 7/1/35  3,000 3,271
3,271
Puerto Rico 0.4%
Puerto Rico Commonwealth, GO, VR, 11/1/43  11,377 5,859
5,859
Virginia 0.8%
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  12,830 12,093
12,093
West Virginia 0.2%
Tobacco Settlement Fin. Auth., Series B, 4.875%, 6/1/49  2,940 2,652
2,652
Total Municipal Securities
(Cost $36,143) 34,063
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 7.4%
Collateralized Mortgage Obligations 3.5%
Angel Oak Mortgage Trust
Series 2021-2, Class M1, CMO, ARM
2.336%, 4/25/66 (1) 1,830 1,422
Angel Oak Mortgage Trust I
Series 2019-1, Class A1, CMO, ARM
3.92%, 11/25/48 (1) 54 54
Bellemeade Re
Series 2022-1, Class M1B, CMO, ARM
SOFR30A + 2.15%, 4.333%, 1/26/32 (1) 4,320 4,269
CAFL Issuer
Series 2021-RTL1, Class A2, CMO, STEP
3.104%, 3/28/29 (1) 2,220 1,999
COLT Mortgage Loan Trust
Series 2020-3, Class M1, CMO, ARM
3.359%, 4/27/65 (1) 1,562 1,460
COLT Mortgage Loan Trust
Series 2021-3, Class M1, CMO, ARM
2.304%, 9/27/66 (1) 1,725 1,186
Connecticut Avenue Securities
Series 2018-C04, Class 2M2, CMO, ARM
1M USD LIBOR + 2.55%, 4.994%, 12/25/30  1,067 1,081
Connecticut Avenue Securities
Series 2018-C05, Class 1M2, CMO, ARM
1M USD LIBOR + 2.35%, 4.794%, 1/25/31  1,506 1,506

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Connecticut Avenue Securities
Series 2022-R08, Class 1M1, CMO, ARM
SOFR30A + 2.55%, 4.758%, 7/25/42 (1) 949 961
Connecticut Avenue Securities Trust
Series 2022-R02, Class 2M2, CMO, ARM
SOFR30A + 3.00%, 5.183%, 1/25/42 (1) 2,805 2,693
Connecticut Avenue Securities Trust
Series 2022-R06, Class 1M1, CMO, ARM
SOFR30A + 2.75%, 4.933%, 5/25/42 (1) 2,201 2,238
Ellington Financial Mortgage Trust
Series 2020-1, Class M1, CMO, ARM
5.24%, 5/25/65 (1) 1,280 1,248
Finance of America HECM Buyout
Series 2022-HB2, Class A1A, CMO, ARM
4.00%, 12/25/24 (1) 3,815 3,750
FWD Securitization Trust
Series 2020-INV1, Class M1, CMO, ARM
2.85%, 1/25/50 (1) 3,591 3,248
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM
3.50%, 11/25/57 (1) 110 103
New Residential Mortgage Loan Trust
Series 2019-NQM5, Class M1, CMO, ARM
3.444%, 11/25/59 (1) 2,300 2,036
OBX Trust
Series 2021-NQM1, Class M1, CMO, ARM
2.219%, 2/25/66 (1) 1,095 926
Seasoned Credit Risk Transfer Trust
Series 2017-2, Class M1, CMO, ARM
4.00%, 8/25/56 (1) 740 725
Sequoia Mortgage Trust
Series 2017-2, Class B3, CMO, ARM
3.563%, 2/25/47 (1) 3,283 2,859
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM
4.50%, 8/25/48 (1) 34 34
Sequoia Mortgage Trust
Series 2018-CH4, Class A19, CMO, ARM
4.50%, 10/25/48 (1) 31 30
SG Residential Mortgage Trust
Series 2019-3, Class A3, CMO, ARM
3.082%, 9/25/59 (1) 267 262
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A3, CMO, ARM
1.593%, 11/25/55 (1) 439 405
Structured Agency Credit Risk Debt Notes
Series 2020-DNA4, Class M2, CMO, ARM
1M USD LIBOR + 3.75%, 6.194%, 8/25/50 (1) 38 38

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Structured Agency Credit Risk Debt Notes
Series 2020-DNA6, Class M2, CMO, ARM
SOFR30A + 2.00%, 4.183%, 12/25/50 (1) 1,275 1,275
Structured Agency Credit Risk Debt Notes
Series 2020-HQA3, Class M2, CMO, ARM
1M USD LIBOR + 3.60%, 6.044%, 7/25/50 (1) 81 81
Structured Agency Credit Risk Debt Notes
Series 2020-HQA4, Class M2, CMO, ARM
1M USD LIBOR + 3.15%, 5.594%, 9/25/50 (1) 55 55
Structured Agency Credit Risk Debt Notes
Series 2021-DNA2, Class B1, CMO, ARM
SOFR30A + 3.40%, 5.583%, 8/25/33 (1) 3,585 3,317
Structured Agency Credit Risk Debt Notes
Series 2021-DNA2, Class M2, CMO, ARM
SOFR30A + 2.30%, 4.483%, 8/25/33 (1) 820 808
Structured Agency Credit Risk Debt Notes
Series 2021-DNA3, Class M2, CMO, ARM
SOFR30A + 2.10%, 4.283%, 10/25/33 (1) 1,220 1,183
Structured Agency Credit Risk Debt Notes
Series 2022-DNA1, Class M1B, CMO, ARM
SOFR30A + 1.85%, 4.033%, 1/25/42 (1) 4,420 4,237
Structured Agency Credit Risk Debt Notes
Series 2022-DNA2, Class M2, CMO, ARM
SOFR30A + 3.75%, 5.933%, 2/25/42 (1) 3,170 3,044
Structured Agency Credit Risk Debt Notes
Series 2022-HQA1, Class M1B, CMO, ARM
SOFR30A + 3.50%, 5.683%, 3/25/42 (1) 2,860 2,835
Vista Point Securitization Trust
Series 2020-1, Class B1, CMO, ARM
5.375%, 3/25/65 (1) 1,560 1,536
52,904
Commercial Mortgage-Backed Securities 3.9%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class B, ARM
1M USD LIBOR + 1.08%, 3.45%, 9/15/34 (1) 995 965
Alen Mortgage Trust
Series 2021-ACEN, Class C, ARM
1M USD LIBOR + 2.25%, 4.641%, 4/15/34 (1) 2,940 2,754
Arbor Multifamily Mortgage Securities Trust
Series 2020-MF1, Class E
1.75%, 5/15/53 (1) 1,515 967
BAMLL Commercial Mortgage Securities Trust
Series 2021-JACX, Class E, ARM
1M USD LIBOR + 3.75%, 6.141%, 9/15/38 (1) 3,330 3,105
BANK
Series 2018-BN13, Class AS, ARM
4.467%, 8/15/61  904 867

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
BBCMS Mortgage Trust
Series 2020-BID, Class A, ARM
1M USD LIBOR + 2.14%, 4.531%, 10/15/37 (1) 2,945 2,905
BFLD
Series 2019-DPLO, Class C, ARM
1M USD LIBOR + 1.54%, 3.931%, 10/15/34 (1) 1,830 1,780
BPR Trust
Series 2021-NRD, Class E, ARM
1M TSFR + 5.621%, 7.918%, 12/15/23 (1) 4,495 4,290
BSPRT Issuer
Series 2022-FL8, Class A, ARM
SOFR30A + 1.50%, 3.383%, 2/15/37 (1) 3,585 3,476
BX Trust
Series 2021-VIEW, Class F, ARM
1M USD LIBOR + 3.93%, 6.321%, 6/15/36 (1) 2,615 2,466
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class 65B, ARM
4.14%, 5/15/52 (1) 1,055 976
Citigroup Commercial Mortgage Trust
Series 2019-C7, Class 805B, ARM
3.917%, 12/15/72 (1) 6,110 4,384
Commercial Mortgage Trust
Series 2014-CR14, Class B, ARM
4.737%, 2/10/47  1,390 1,371
Commercial Mortgage Trust
Series 2017-PANW, Class C, ARM
3.712%, 10/10/29 (1) 4,340 4,098
FREMF Mortgage Trust
Series 2019-K94, Class C, ARM
4.101%, 7/25/52 (1) 2,280 2,083
Great Wolf Trust
Series 2019-WOLF, Class E, ARM
1M USD LIBOR + 2.732%, 5.123%, 12/15/36 (1) 1,955 1,857
Great Wolf Trust
Series 2019-WOLF, Class F, ARM
1M USD LIBOR + 3.131%, 5.522%, 12/15/36 (1) 6,150 5,796
Hilton Orlando Trust
Series 2018-ORL, Class B, ARM
1M USD LIBOR + 1.20%, 3.591%, 12/15/34 (1) 2,145 2,081
ILPT Commercial Mortgage Trust
Series 2022-LPFX, Class C, ARM
3.951%, 3/15/32 (1) 4,315 3,590
Manhattan West Mortgage Trust
Series 2020-1MW, Class D, ARM
2.413%, 9/10/39 (1) 1,185 987
SLIDE
Series 2018-FUN, Class E, ARM
1M USD LIBOR + 2.55%, 4.941%, 6/15/31 (1) 3,111 2,979

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
SMRT
Series 2022-MINI, Class D, ARM
1M TSFR + 1.95%, 4.258%, 1/15/39 (1) 4,470 4,269
58,046
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $119,691) 110,950
PRIVATE INVESTMENT COMPANY 0.0%
Government Guarantee 0.0%
Bona Fide Investments Feeder LLC, Acquisition date: 6/1/22,
Cost $663 (5)(10) † 626
Total Private Investment Company
(Cost $663) 626
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 10.2%
U.S. Government Agency Obligations 7.5%
Federal Home Loan Mortgage
4.00%, 10/1/40 - 12/1/41  147 147
4.50%, 6/1/39 - 5/1/42  25 25
5.00%, 11/1/36 - 8/1/40  34 36
5.50%, 10/1/38  4 4
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  677 106
Federal Home Loan Mortgage, UMBS
2.50%, 6/1/51 - 5/1/52  4,680 4,195
4.50%, 5/1/50  106 106
5.00%, 12/1/41  401 410
Federal National Mortgage Assn., UMBS
2.50%, 8/1/51 - 10/1/51  9,691 8,665
3.50%, 11/1/45 - 7/1/50  12,926 12,525
4.00%, 1/1/41 - 12/1/49  1,746 1,735
4.50%, 7/1/39 - 1/1/50  2,948 2,984
5.00%, 7/1/33 - 8/1/52  4,258 4,404
5.50%, 4/1/35 - 5/1/44  522 552
6.00%, 4/1/35 - 2/1/39  98 106
6.50%, 9/1/36 - 8/1/37  21 23
UMBS, TBA (11)
2.50%, 9/1/52  3,145 2,808
4.00%, 9/1/52  11,250 10,980
4.50%, 9/1/52  35,120 34,906
5.00%, 9/1/52  28,450 28,710
113,427

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Government Obligations 2.7%
Government National Mortgage Assn.
2.00%, 1/20/52  6,287 5,569
3.00%, 10/20/45 - 6/20/52  5,651 5,321
3.50%, 3/20/46 - 2/20/48  7,435 7,257
4.00%, 9/20/40 - 10/20/50  1,796 1,788
4.50%, 3/20/47 - 9/20/47  233 239
5.00%, 3/20/41 - 6/20/49  594 611
Government National Mortgage Assn., CMO, IO
4.00%, 2/20/43  36 5
4.50%, 12/20/39  — —
Government National Mortgage Assn., TBA (11)
3.50%, 9/20/52  3,950 3,808
4.00%, 10/20/52  2,300 2,263
4.50%, 9/20/52  12,525 12,527
5.00%, 9/20/52  450 456
39,844
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $159,751) 153,271
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 17.2%
U.S. Treasury Obligations 17.2%
U.S. Treasury Bonds, 2.75%, 8/15/47 (12) 5,445 4,732
U.S. Treasury Bonds, 3.25%, 5/15/42 (12) 8,598 8,224
U.S. Treasury Notes, 1.875%, 2/15/32  47,187 42,188
U.S. Treasury Notes, 2.625%, 5/31/27  99,006 95,881
U.S. Treasury Notes, 2.625%, 2/15/29  83,720 80,280
U.S. Treasury Notes, 2.875%, 5/15/32  28,140 27,428
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $265,105) 258,733
SHORT-TERM INVESTMENTS 4.7%
Money Market Funds 3.4%
T. Rowe Price Government Reserve Fund, 2.36% (13)(14) 51,575 51,575
51,575
U.S. Treasury Obligations 1.3%
U.S. Treasury Bills, 1.44%, 1/26/23 (12) 20,000 19,751
19,751
Total Short-Term Investments
(Cost $71,458) 71,326

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
SECURITIES LENDING COLLATERAL 7.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH JPMORGAN CHASE BANK 7.2%
Money Market Funds 7.2%
T. Rowe Price Government Reserve Fund, 2.36% (13)(14) 108,739 108,739
Total Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 108,739
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 2.36% (13)(14) 275 275
Total Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 275
Total Securities Lending Collateral
(Cost $109,014) 109,014
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
CAD Put/USD Call, 11/1/22 @
1.30 (5) 1 38,700 659
Total Options Purchased (Cost $406) 659
Total Investments in Securities 111.6%
(Cost $1,849,633) $ 1,681,963
Other Assets Less Liabilities (11.6)% (174,525)
Net Assets 100.0% $ 1,507,438
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
† Investment fund is not unitized.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$306,144 and represents 20.3% of net assets.

T. ROWE PRICE Global Multi-Sector Bond Fund

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.
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.
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.
.
.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) All or a portion of this loan is unsettled as of August 31, 2022. The interest rate for unsettled loans will be determined upon settlement after period end.
(4) Level 3 in fair value hierarchy.
(5) Non-income producing
(6) All or a portion of this security is on loan at August 31, 2022.
(7) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(8) Security is in default or has failed to make a scheduled interest and/or principal payment.
(9) Perpetual security with no stated maturity date.
(10) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$626 and represents 0.0% of net assets.
(11) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $96,458 and represents 6.4% of net assets.
(12) At August 31, 2022, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(13) Seven-day yield
(14) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M CZK PRIBOR Six month CZK PRIBOR (Prague interbank offered rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation

T. ROWE PRICE Global Multi-Sector Bond Fund

.
.
.
.
.
.
.
.
.
.
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
CNY China Renminbi
CPI Consumer Price Index
CZK Czech Koruna
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HFA Health Facility Authority
HUF Hungarian Forint
ILS Israeli Shekel
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
OTC Over-the-counter
PLN Polish Zloty
RSD Serbian Dinar
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
THB Thai Baht
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
SWAPS (0.4)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.1)%
Credit Default Swaps, Protection Sold (0.0)%
Bank of America, Protection Sold
(Relevant Credit: Hellenic Republic, BB+*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/29 * 4,200 (274) (154) (120)
Total Bilateral Credit Default Swaps, Protection Sold (154) (120)
Total Return Swaps (0.1)%
Barclays Bank, Pay Underlying Reference:
iBoxx USD Liquid High Yield Index at
Maturity, Receive Variable 1.450% (SOFR
+ 0.00%) Quarterly, 12/20/22 40,350 (152) (1) (151)
Goldman Sachs, Pay Underlying
Reference: iBoxx USD Liquid High Yield
Index at Maturity, Receive Variable 1.450%
(SOFR + 0.00%) Quarterly, 12/20/22 35,600 (1,247) — (1,247)
JPMorgan Chase, Pay Underlying
Reference: iBoxx USD Liquid High Yield
Index at Maturity, Receive Variable 1.450%
(SOFR + 0.00%) Quarterly, 9/20/22 40,285 138 — 138
JPMorgan Chase, Pay Underlying
Reference: iBoxx USD Liquid High Yield
Index at Maturity, Receive Variable 2.280%
(SOFR + 0.00%) Quarterly, 12/20/22 2,670 97 6 91
Morgan Stanley, Pay Underlying
Reference: iBoxx USD Liquid High Yield
Index at Maturity, Receive Variable 0.010%
(SOFR + 0.00%) at Maturity, 9/20/22 38,515 (29) 41 (70)
Total Bilateral Total Return Swaps 46 (1,239)
Total Bilateral Swaps (108) (1,359)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.3)%
Credit Default Swaps, Protection Bought 0.1%
Protection Bought (Relevant Credit:
BASF), Pay 1.00% Quarterly, Receive upon
credit default, 6/21/27 (EUR) 15,135 276 250 26
Protection Bought (Relevant Credit:
Lanxess), Pay 1.00% Quarterly, Receive
upon credit default, 6/21/27 (EUR) 7,200 540 347 193

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Bought (Relevant Credit: Markit
iTraxx Crossover-S37, 5 Year Index), Pay
5.00% Quarterly, Receive upon credit
default, 6/20/27 (EUR) 30,100 719 310 409
Protection Bought (Relevant Credit: Markit
iTraxx Europe-S37, 5 Year Index), Pay
1.00% Quarterly, Receive upon credit
default, 6/21/27 (EUR) 46,000 522 296 226
Total Centrally Cleared Credit Default Swaps,
Protection Bought 854
Interest Rate Swaps (0.4)%
5 Year Interest Rate Swap, Pay Fixed
2.465% Quarterly, Receive Variable
1.800% (7 Day Interbank Repo) Quarterly,
3/1/27 (CNY) 44,000 (43) — (43)
5 Year Interest Rate Swap, Receive Fixed
6.180% Annually, Pay Variable 6.810%
(6M CZK PRIBOR) Semi-Annually, 6/21/27
(CZK) 120,168 135 1 134
5 Year Interest Rate Swap, Receive Fixed
6.285% Annually, Pay Variable 6.850%
(6M CZK PRIBOR) Semi-Annually, 6/22/27
(CZK) 60,452 79 — 79
5 Year Interest Rate Swap, Receive Fixed
6.333% Annually, Pay Variable 6.850%
(6M CZK PRIBOR) Semi-Annually, 6/22/27
(CZK) 119,800 167 — 167
7 Year Interest Rate Swap, Receive Fixed
5.499% 28 Days, Pay Variable 8.815%
(MXIBTIIE) 28 Days, 5/4/27 (MXN) 53,000 (340) — (340)
10 Year Interest Rate Swap, Pay Fixed
1.775% Annually, Receive Variable 5.880%
(6M PLN WIBOR) Semi-Annually, 10/22/29
(PLN) 15,882 868 1 867
10 Year Interest Rate Swap, Pay Fixed
1.780% Annually, Receive Variable 5.880%
(6M PLN WIBOR) Semi-Annually, 10/22/29
(PLN) 11,118 606 — 606
10 Year Interest Rate Swap, Pay Fixed
3.149% Annually, Receive Variable 7.300%
(6M PLN WIBOR) Semi-Annually, 2/13/28
(PLN) 13,189 381 — 381

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Pay Fixed
3.158% Annually, Receive Variable 7.300%
(6M PLN WIBOR) Semi-Annually, 2/14/28
(PLN) 9,986 288 1 287
10 Year Interest Rate Swap, Pay Fixed
3.160% Annually, Receive Variable 7.300%
(6M PLN WIBOR) Semi-Annually, 2/12/28
(PLN) 5,025 144 — 144
10 Year Interest Rate Swap, Receive Fixed
0.830% Annually, Pay Variable (0.493)%
(6M EURIBOR) Semi-Annually, 3/2/32
(EUR) 40,325 (5,166) — (5,166)
10 Year Interest Rate Swap, Receive Fixed
1.222% Annually, Pay Variable (0.367)%
(6M EURIBOR) Semi-Annually, 4/5/32
(EUR) 21,450 (2,022) — (2,022)
10 Year Interest Rate Swap, Receive Fixed
1.627% Annually, Pay Variable (0.333)%
(6M EURIBOR) Semi-Annually, 4/21/32
(EUR) 26,497 (1,541) 1 (1,542)
Total Centrally Cleared Interest Rate Swaps (6,448)
Zero-Coupon Inflation Swaps (0.0)%
5 Year Zero-Coupon Inflation Swap
Receive Fixed 3.217% at Maturity, Pay
Variable (Change in CPI) at Maturity,
5/17/27 48,700 (432) — (432)
5 Year Zero-Coupon Inflation Swap
Receive Fixed 3.371% at Maturity, Pay
Variable (Change in CPI) at Maturity,
5/11/27 48,300 (125) — (125)
Total Centrally Cleared Zero-Coupon Inflation Swaps (557)
Total Centrally Cleared Swaps (6,151)
Net payments (receipts) of variation margin to date 6,898
Variation margin receivable (payable) on centrally cleared swaps $ 747
* Credit ratings as of August 31, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $(180).

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Barclays Bank 9/2/22 BRL 17,124 USD 3,348 $ (59)
Barclays Bank 9/2/22 USD 3,306 BRL 17,124 17
Barclays Bank 9/16/22 USD 16,444 CNH 110,024 513
Barclays Bank 10/7/22 USD 3,904 CLP 3,623,910 (111)
Barclays Bank 11/25/22 USD 7,226 SEK 72,004 443
Barclays Bank 12/2/22 USD 3,274 BRL 17,124 56
BNP Paribas 9/9/22 CLP 2,984,298 USD 3,316 8
BNP Paribas 9/9/22 MYR 48,392 USD 10,821 (10)
BNP Paribas 9/9/22 USD 7,520 CLP 6,282,733 522
BNP Paribas 9/9/22 USD 256 MYR 1,123 5
BNP Paribas 9/9/22 USD 3,361 THB 115,075 203
BNP Paribas 10/7/22 USD 7,716 CLP 7,247,820 (314)
BNP Paribas 10/21/22 JPY 663,885 USD 4,819 (19)
BNP Paribas 10/21/22 USD 31,233 AUD 45,532 55
BNP Paribas 11/18/22 USD 15,768 PLN 73,486 335
BNP Paribas 11/25/22 USD 22,261 GBP 18,340 921
BNP Paribas 12/9/22 USD 3,255 CLP 2,984,298 (8)
BNP Paribas 12/9/22 USD 10,847 MYR 48,392 41
Citibank 9/2/22 BRL 19,169 USD 3,701 (19)
Citibank 9/2/22 USD 3,851 BRL 19,168 168
Citibank 9/21/22 USD 2,590 RSD 301,986 3
Citibank 10/7/22 USD 10,559 INR 833,609 110
Citibank 10/14/22 USD 15,577 CNH 104,416 453
Citibank 10/14/22 USD 7,446 HUF 3,091,452 (226)
Citibank 10/14/22 ZAR 68,531 USD 3,947 37
Citibank 10/20/22 USD 27,424 ILS 96,294 (1,553)
Citibank 11/18/22 RSD 33,078 USD 280 4
Citibank 11/18/22 USD 7,891 RSD 915,862 34
Deutsche Bank 9/9/22 USD 265 MYR 1,157 6
Deutsche Bank 9/9/22 USD 5,062 THB 172,613 326
Deutsche Bank 10/7/22 INR 1,185,776 USD 14,852 12
Deutsche Bank 11/25/22 USD 5,355 EUR 5,323 (25)
Goldman Sachs 9/2/22 BRL 19,169 USD 3,701 (19)
Goldman Sachs 9/2/22 USD 3,861 BRL 19,168 179
Goldman Sachs 9/9/22 THB 135,836 USD 3,725 3
Goldman Sachs 9/9/22 USD 2,263 THB 77,676 132
Goldman Sachs 10/7/22 INR 1,284,591 USD 16,090 13
Goldman Sachs 10/7/22 USD 11,660 INR 925,280 62
Goldman Sachs 10/14/22 USD 11,493 CNH 77,062 331
Goldman Sachs 12/9/22 USD 3,744 THB 135,836 (6)
HSBC Bank 9/2/22 BRL 12,779 USD 2,467 (12)
HSBC Bank 9/2/22 USD 2,586 BRL 12,779 130

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
HSBC Bank 9/9/22 MYR 16,713 USD 3,726 $ 8
HSBC Bank 9/9/22 THB 66,144 USD 1,810 5
HSBC Bank 9/9/22 USD 16,939 MYR 75,335 109
HSBC Bank 9/9/22 USD 2,768 THB 94,937 163
HSBC Bank 9/16/22 USD 15,211 CNH 102,616 354
HSBC Bank 10/14/22 USD 24,412 CNH 163,492 731
HSBC Bank 11/25/22 USD 68,580 EUR 66,365 1,500
HSBC Bank 11/25/22 USD 22,262 GBP 18,340 922
HSBC Bank 12/9/22 USD 3,736 MYR 16,713 3
HSBC Bank 12/9/22 USD 1,820 THB 66,144 (7)
JPMorgan Chase 9/9/22 USD 1,226 MYR 5,397 20
JPMorgan Chase 10/14/22 USD 1,858 CNH 12,647 27
JPMorgan Chase 10/14/22 USD 1,299 CZK 31,668 7
JPMorgan Chase 10/14/22 ZAR 15,375 USD 916 (22)
JPMorgan Chase 10/20/22 ILS 4,621 USD 1,393 (3)
JPMorgan Chase 10/20/22 USD 613 ILS 2,081 (13)
JPMorgan Chase 10/21/22 AUD 1,286 USD 882 (2)
JPMorgan Chase 10/21/22 CAD 1,993 USD 1,522 (5)
JPMorgan Chase 10/21/22 USD 2,046 CAD 2,623 50
JPMorgan Chase 11/25/22 EUR 7,832 USD 7,922 (5)
JPMorgan Chase 11/25/22 GBP 3,676 USD 4,285 (8)
JPMorgan Chase 11/25/22 SEK 12,247 USD 1,157 (3)
Morgan Stanley 9/2/22 BRL 16,868 USD 3,278 (37)
Morgan Stanley 9/2/22 USD 3,257 BRL 16,868 16
Morgan Stanley 9/9/22 CLP 1,884,820 USD 2,137 (37)
Morgan Stanley 9/16/22 USD 4,286 SGD 5,952 27
Morgan Stanley 10/21/22 JPY 829,575 USD 6,016 (19)
Morgan Stanley 12/2/22 USD 3,205 BRL 16,868 35
Morgan Stanley 12/9/22 USD 2,095 CLP 1,884,820 34
Standard Chartered 9/9/22 MYR 19,098 USD 4,256 11
Standard Chartered 9/9/22 USD 272 MYR 1,192 6
Standard Chartered 12/9/22 USD 4,266 MYR 19,098 2
State Street 9/16/22 CNH 109,962 USD 15,920 2
State Street 9/16/22 USD 16,389 CNH 109,516 532
State Street 10/14/22 USD 16,242 CNH 110,387 253
State Street 10/14/22 USD 12,473 CZK 309,664 (158)
State Street 10/14/22 USD 1,511 MXN 32,056 (67)
State Street 10/14/22 ZAR 39,715 USD 2,292 17
State Street 10/14/22 ZAR 167,546 USD 9,746 (5)
State Street 10/21/22 JPY 2,787,118 USD 20,496 (348)
State Street 10/21/22 USD 19,644 CAD 25,919 (85)
State Street 11/25/22 USD 67,532 EUR 65,374 1,453

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
UBS Investment Bank 9/2/22 BRL 17,124 USD 3,369 $ (79)
UBS Investment Bank 9/2/22 USD 3,306 BRL 17,124 17
UBS Investment Bank 9/9/22 THB 258,321 USD 7,216 (127)
UBS Investment Bank 9/16/22 USD 15,032 CNH 100,588 468
UBS Investment Bank 10/7/22 USD 7,906 CLP 7,247,820 (124)
UBS Investment Bank 10/7/22 USD 9,786 INR 778,734 25
UBS Investment Bank 10/14/22 USD 7,625 MXN 159,338 (216)
UBS Investment Bank 10/14/22 USD 13,104 ZAR 223,734 95
UBS Investment Bank 10/14/22 ZAR 64,011 USD 3,702 19
UBS Investment Bank 10/21/22 CHF 19,365 USD 20,214 (322)
UBS Investment Bank 10/21/22 USD 40,275 CAD 52,624 219
UBS Investment Bank 11/25/22 USD 136,876 EUR 132,399 3,049
UBS Investment Bank 11/25/22 USD 14,318 SEK 142,933 853
UBS Investment Bank 12/2/22 USD 3,294 BRL 17,124 75
UBS Investment Bank 12/9/22 USD 7,257 THB 258,321 125
Net unrealized gain (loss) on open forward
currency exchange contracts $ 12,281

T. ROWE PRICE Global Multi-Sector Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 604 Euro BOBL contracts 9/22 74,708 $ (625)
Short, 3,205 Euro SCHATZ contracts 9/22 (349,818) 1,259
Long, 63 Euro-Bund ten year contracts 9/22 9,368 (100)
Long, 1,716 Commonwealth of Australia three year
bond contracts 9/22 126,472 380
Long, 995 Republic of South Korea three year bond
contracts 9/22 76,979 327
Long, 240 Government of Canada ten year bond
contracts 12/22 22,767 (110)
Long, 303 U.K. Gilt ten year contracts 12/22 37,991 (675)
Long, 1,470 U.S. Treasury Notes five year contracts 12/22 162,906 (536)
Long, 1,303 U.S. Treasury Notes ten year contracts 12/22 152,329 (572)
Long, 567 U.S. Treasury Notes two year contracts 12/22 118,122 (173)
Long, 179 Ultra U.S. Treasury Bonds contracts 12/22 26,760 313
Long, 167 Ultra U.S. Treasury Notes ten year
contracts 12/22 20,906 (37)
Net payments (receipts) of variation margin to date 68
Variation margin receivable (payable) on open futures contracts $ (481)

T. ROWE PRICE Global Multi-Sector Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 2.36% $ — $ — $ 285++
Totals $ —# $ — $ 285+
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
08/31/22
T. Rowe Price Government
Reserve Fund, 2.36% $ 132,524  ¤  ¤ $ 160,589
Total $ 160,589^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $285 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $160,589.

T. ROWE PRICE Global Multi-Sector Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Multi-Sector Bond Fund, Inc.  (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial

T. ROWE PRICE Global Multi-Sector Bond Fund

instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether

T. ROWE PRICE Global Multi-Sector Bond Fund

it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Committee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any

T. ROWE PRICE Global Multi-Sector Bond Fund

fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 1,436,608 $ — $ 1,436,608
Bank Loans — 60,242 3,487 63,729
Common Stocks — — 1 1
Private Investment Company
2
— — — 626
Short-Term Investments 51,575 19,751 — 71,326
Securities Lending Collateral 109,014 — — 109,014
Options Purchased — 659 — 659
Total Securities 160,589 1,517,260 3,488 1,681,963
Swaps* — 3,754 — 3,754
Forward Currency Exchange
Contracts — 16,354 — 16,354
Futures Contracts* 2,279 — — 2,279
Total $ 162,868 $ 1,537,368 $ 3,488 $ 1,704,350
Liabilities
Swaps* $ — $ 11,372 $ — $ 11,372
Forward Currency Exchange
Contracts — 4,073 — 4,073
Futures Contracts* 2,828 — — 2,828
Total $ 2,828 $ 15,445 $ — $ 18,273
1
Includes Asset-Backed Securities, Convertible Bonds, Corporate Bonds, Foreign Government
Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed
Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government
Agency Obligations (Excluding Mortgage-Backed).

T. ROWE PRICE Global Multi-Sector Bond Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F175-054Q1 08/22
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of
Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.